Shareholders’ equity (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	May 05, 2024	Apr. 22, 2024	Apr. 22, 2024	Mar. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 30, 2020	Oct. 15, 2019
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized					38,000,000			50,000,000
Ordinary shares, par value					$ 0.001			$ 0.001	$ 0.001
Number of additional ordinary shares authorized									50,000,000
Number of shares issued	75,000		50,000		23,000,000
Cancelled shares					900,000
Reverse stock split					25.56-for-1
Common stock, shares authorized								20,000,000
Common stock, par value					$ 0.0025	$ 0.0025		$ 0.0025
Ordinary shares outstanding					9,200,000
Net preoceeds pubic offering		$ 600,000
Paid-in-capital					$ 8,260,051	$ 7,888,981
Retained earnings for statutory reserves					$ 240,734	$ 796,316	$ 634,911
Cash payment				$ 100,000
Ordinary shares valued				$ 200,000
Monthly service fee	$ 7,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,500,000	1,500,000
Shares price		$ 4.00	$ 4.00
Net preoceeds pubic offering		$ 4,300,000
Hong Kong, Dollars
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value					$ 0.01